CONSOLIDATED BALANCE SHEET ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,144,020	$ 310,854	¥ 4,606,545
Restricted cash	101,704	14,746	93,219
Short-term investments	895,425	129,824
Accounts receivable, net of allowance for credit losses of RMB 118,724 and RMB 120,495 as of December 31, 2021 and 2022, respectively	2,292,678	332,407	2,260,918
Inventories	942,997	136,722	1,073,567
Advances to suppliers	372,612	54,024	527,973
Prepayments and other current assets	554,415	80,382	572,774
Amounts due from related parties	93,270	13,523	68,984
Total current assets	7,397,121	1,072,482	9,203,980
Non-current assets:
Investments in equity investees	269,693	39,102	330,788
Property and equipment, net	694,446	100,685	652,886
Intangible assets, net	310,724	45,051	395,210
Land use right, net	39,490	5,726	40,516
Operating lease right-of-use assets	847,047	122,810	1,095,570
Goodwill	336,326	48,763	397,904
Other non-current assets	65,114	9,441	87,926
Deferred tax assets	162,509	23,562	114,200
Total non-current assets	2,725,349	395,140	3,115,000
TOTAL ASSETS	10,122,470	1,467,622	12,318,980
Current liabilities:
Short-term loan	1,016,071	147,316	2,288,465
Accounts payable	474,732	68,830	494,079
Notes payable	487,837	70,730	529,603
Income tax payables	46,828	6,789	127,990
Accrued expenses and other current liabilities	1,025,540	148,689	984,519
Derivative liabilities	364,758	52,885
Amounts due to related parties	30,434	4,413	73,794
Current operating lease liabilities	235,445	34,136	278,176
Total current liabilities	3,681,645	533,788	4,776,626
Non-current liabilities:
Deferred tax liability	28,082	4,072	51,525
Long-term operating lease liabilities	673,955	97,714	883,495
Other non-current liabilities	62,450	9,054	125,985
Total non-current liabilities	764,487	110,840	1,061,005
TOTAL LIABILITIES	4,446,132	644,628	5,837,631
Redeemable non-controlling interests	1,438,082	208,502	1,421,680
Baozun Inc. shareholders' equity:
Additional paid-in capital	5,129,103	743,650	4,959,646
Treasury shares (8,149,626 and 32,353,269 shares as of December 31, 2021 and 2022, respectively)	(832,578)	(120,712)	(385,942)
Retained earnings (accumulated deficit)	(228,165)	(33,081)	425,125
Accumulated other comprehensive income	15,678	2,276	(102,603)
Total Baozun Inc. shareholders' equity	4,084,162	592,151	4,896,359
Non-controlling interests	154,094	22,341	163,310
Total equity	4,238,256	614,492	5,059,669
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	10,122,470	1,467,622	12,318,980
Class A ordinary shares
Baozun Inc. shareholders' equity:
Ordinary shares	116	17	125
Class B ordinary shares
Baozun Inc. shareholders' equity:
Ordinary shares	¥ 8	$ 1	¥ 8